Other Accounts Payable - Schedule of Other Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Accounts Payable [Abstract]
Government institutions	$ 50,510	$ 42,102
Accrued expenses and other current liabilities	47,536	31,022
Total other accounts payable	$ 98,046	$ 73,124